Lease (Tables)	6 Months Ended
Jun. 30, 2022
Lease[Abstract]
Schedule of components of finance leases obligation
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$23,909	$23,909
Interest on lease liabilities	1,105	2,590
Operating lease cost	183,179	212,640
Short-term lease cost	42,716	43,014
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$250,909	$282,153
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$189,844	$206,126
Financing cash flows from finance leases	26,922	26,922
Right-of-use assets obtained in exchange for new operating lease liabilities		-
Weighted-average remaining lease term – finance leases	0.4 years	1.4 years
Weighted-average remaining lease term – operating leases	1.6 years	1.1 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of maturity analysis of operating leases liabilities
June 30, 2022
(Unaudited)
Remaining periods ending December 31,
2022	$188,518
2023	314,366
2024	33,620
Total future undiscounted cash flow	536,504
Less: Discount on operating lease liabilities	(32,949)
Present value of operating lease liabilities	503,555
Less: Current portion of operating lease liabilities	(339,649)
Non-current portion of operating lease liabilities	$163,906

Schedule of value of finance leases liabilities
June 30, 2022
(Unaudited)
Remaining periods ending December 31,
2022	$22,435
Total future undiscounted cash flow	22,435
Less: Discount on finance lease liabilities	(329)
Present value of finance lease liabilities	$22,106